Share-Based Payments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-Based Payments
NOTE 16: SHARE-BASED PAYMENTS
The Group operates an equity-based compensation plan, whereby warrants are granted to directors, management and selected employees and non-employees. The warrants are accounted for as equity-settled share-based payment plans since the Group has no legal or constructive obligation to repurchase or settle the warrants in cash.
Each warrant gives the beneficiaries the right to subscribe to one common share of the Group. The warrants are granted for free and have an exercise price equal to the lower of the average closing price of the Group’s share over the 30 days prior to the offer, and the last closing price before the day of the offer, as determined by the Board of Directors of the Group.
Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

		2020		2019
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of January 1,	22.56	1 292 380	30.71	731 229
Granted	6.33	404 525	13.21	610 250
Forfeited	6.35	(36 466)	8.24	(24 100)
Exercised	—	—	—	—
Expired	22.45	(172 433)	23.60	(24 999)
At December 31,	17.00	1 488 006	22.56	1 292 380

Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of 31 December, 2020	Number of warrants outstanding as of 31 December, 2019	Exercise price per share
29 October 2010	29 October 2013	29 October 2020	—	766	35.36
06 May 2013	06 May 2016	06 May 2023	2 500	2 500	2.64
05 May 2014	05 May 2017	05 May 2024	35 698	35 698	38.25
05 November 2015	05 November 2018	05 November 2025	79 315	250 982	30.67
08 December 2016	08 December 2019	08 December 2021	42 500	42 500	22.41
29 June 2017	29 June 2020	31 July 2022	282 251	285 084	31.44
26 October 2018	26 October 2021	31 December 2023	381 600	401 350	18.27
25 October 2019	25 October 2022	31 December 2024	588 142	273 500	7.11
11 December 2020	10 December 2023	31 December 2027	76 000	—	6.73

			1 488 006	1 292 380	—

The Group has a reserve of 823,000 authorized warrants for share based compensation plan as of December 31, 2020.
Warrants issued on October 29, 2010
At the Extraordinary Shareholders Meeting of October 29, 2010, a plan of 79,500 warrants was approved. Warrants were offered to Group’s employees, non-employees and directors. Out of the 79,500 warrants offered, 61,050 warrants were accepted by the beneficiaries and no warrants are outstanding as of December 31, 2020.
The 61,050 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2014. The exercise price amounts to €35.36. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on May 6, 2013
At the Extraordinary Shareholders Meeting of May 6, 2013, a plan of 266,241 warrants was approved. Warrants were offered to Group’s employees and management team. Out of the 266,241 warrants offered, 253,150 warrants were accepted by the beneficiaries and 2,500 warrants are outstanding as of December 31, 2020.
The 253,150 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2017. The exercise price amounts to €2.64. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on May 5, 2014
At the Extraordinary Shareholders Meeting of May 5, 2014, a plan of 100,000 warrants was approved. Warrants were offered to Group’s employees, non-employees and directors in five different tranches. Out of the warrants offered, 94,400 warrants were accepted by the beneficiaries and 35,698 warrants are outstanding as of December 31, 2020.
The 100,000 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2018. The exercise price of the different tranches ranges from €33.49 to €45.05. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on November 5, 2015
At the Extraordinary Shareholders Meeting of 5 November 2015, a plan of 466,000 warrants was approved. Warrants were offered to Group’s employees, non-employees and directors in five different tranches. Out of the warrants offered, 353,550 warrants were accepted by the beneficiaries and 79,315 warrants are outstanding as of December 31, 2020.

These warrants vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2019. The exercise price of the different tranches ranges from €15.90 to €34.65. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on December 8, 2016
On December 8, 2016, the Board of Directors issued a new plan of 100,000 warrants. An equivalent number of warrants were cancelled from the remaining pool of warrants of the plan of November 5, 2015. Warrants were offered to Group’s employees and non-employees in two different tranches. Out of the warrants offered, 45,000 warrants were accepted by the beneficiaries and 42,500 warrants are outstanding on the date of the financial statements.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2020. The exercise price of the different tranches ranges from €17.60 to €36.81. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on June 29, 2017
At the Extraordinary Shareholders Meeting of June 29, 2017, a plan of 520,000 warrants was approved. Warrants were offered in different tranches to beneficiaries (employees, non-employees and directors). Out of the warrants offered, 334,400 warrants were accepted by the beneficiaries and 282,252 warrants are outstanding as of December 31, 2020.
These warrants will be vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2021. The exercise price of the different tranches ranges from €31.34 to €48.89. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on October 26, 2018
On October 26, 2018, the Board of Directors issued a new plan of 700,000 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees and directors). Out of the warrants offered, 426,050 warrants were accepted by the beneficiaries and 381,600 warrants are outstanding as of December 31, 2020.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2022. The exercise price of the different tranches ranges from €9.36 to €22.04. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on October 25, 2019
On October 25, 2019, the Board of Directors issued a new plan of 939,500 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees and directors). Out of the warrants offered, 602,025 warrants were accepted by the beneficiaries and 588,142 warrants are outstanding on the date of the financial statements. The increase in the number of warrants issued / granted in 2019 follows an update to our benchmark analysis which now incorporates development-stage, biotechnology peers from both Europe and the United States. In addition, the Group had a double allocation of warrants granted in 2019 (Q1:2019 and Q4:2019, respectively). Future double allocation of warrants may be considered. Finally, over the past two years, the Group recruited new EC members as well as new managers which are remunerated in warrants.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2023. The exercise price of the first offer was of €8.16. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on December 11, 2020
On December 11, 2020, the Board of Directors issued a new plan of 561,525 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees and directors). Out of the warrants offered, 76,000 warrants were accepted by the beneficiaries and 76,000 warrants are outstanding as of December 31, 2020.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2024. The exercise price of the first offer was of €6.73. Warrants not exercised within 7 years after issue become null and void.
As a result, as of December 31, 2020 there are 1,488,006 warrants outstanding which represent respectively 9.64% of the total number of all its issued and outstanding shares and 9.60% of the total voting financial instruments.
The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	29 Oct. 2010	31 Jan. 2013	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 Jun. 2017	26 Oct. 2018	25 Oct. 2019	10 Dec. 2020	Total
Number of warrants issued	79 500	140 000	266 241	100 000	466 000	100 000	520 000	700 000	939 500	561 525	3 872 766
Number of warrants granted	61 050	140 000	253 150	94 400	353 550	45 000	334 400	426 050	602 025	76 000	2 385 625
Number of warrants not fully vested as of 31 December 2020	—	—	2 500	35 698	79 315	42 500	282 251	381 600	588 142	76 000	1 488 006
Average exercise price (in €)	35.36	4.52	2.64	38.25	30.67	22.41	31.44	18.27	7.11	6.73	17.00
Expected share value volatility	35.60%	35.60%	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%	59.14%	58.84%
Risk-free interest rate	3.21%	2.30%	2.06%	1.09%	0.26%	-0.40%	-0.23%	-0.06%	-0.38%	-0.66%
Average fair value (in €)	9.00	2.22	12.44	25.19	20.04	11.28	15.65	8.91	3.99	3.73	9.04
Weighted average remaining contractual life	—	2.08	2.34	3.34	4.84	0.93	1.49	2.82	3.81	6.94

The total expense recognized in the income statement for the outstanding warrants totals €2.7 million for the year 2020 (€2.8 million of expense for the prior year 2019 and €3.6 million for the year 2018).